INTANGIBLE ASSETS - Summary of reconciliation of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 218	$ 232
Amortization	(15)	(14)
Foreign exchange	6
Ending balance	$ 209	$ 218